Long-Term Debt (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended				6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 2020 Notes [Member]	Dec. 31, 2010 Senior Notes [Member]	Nov. 30, 2006 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 2013 Notes [Member]	Nov. 30, 2006 Senior Notes [Member] 2013 Notes [Member]	Sep. 30, 2008 Senior Notes [Member] 2016 Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 2016 Notes [Member]	Nov. 30, 2006 Senior Notes [Member] 2016 Notes [Member]	Oct. 31, 2012 Senior Notes [Member] 2020 Notes [Member]	Jun. 30, 2013 Sabine Pass LNG, LP [Member]	Jun. 30, 2012 Sabine Pass LNG, LP [Member]	Jun. 30, 2013 Sabine Pass LNG, LP [Member]	Jun. 30, 2012 Sabine Pass LNG, LP [Member]	Dec. 31, 2012 Sabine Pass LNG, LP [Member]	Jun. 30, 2013 Sabine Pass LNG, LP [Member] 2016 Notes [Member]	Jun. 30, 2013 Sabine Pass LNG, LP [Member] 2020 Notes [Member]	Jun. 30, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Jun. 30, 2013 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Dec. 31, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] Rate	Dec. 31, 2012 Sabine Pass LNG, LP [Member] Senior Notes [Member] 2020 Notes [Member]
Debt Instrument [Line Items]
Debt instrument principal amount								$ 2,032,000,000		$ 550,000,000			$ 1,482,000,000	$ 420,000,000					$ 2,216,000,000	$ 1,665,500,000	$ 420,000,000				$ 420,000,000
Debt Instrument, Interest Rate, Stated Percentage										7.25%			7.50%	6.50%						7.50%	6.50%
Gains (Losses) on Extinguishment of Debt			(42,587,000)	0	0				(42,587,000)
Redemption of Debt Instrument, Percentage						0.00%						100.00%
Debt Instrument, Increase, Additional Borrowings											183,500,000
Percentage of debt principal												1.00%
Debt instrument fixed charge coverage ratio																						2	2	2
Distribution Made to Member or Limited Partner, Cash Distributions Paid	149,073,000	146,707,000	333,453,000	313,619,000	374,835,000		374,800,000								(72,400,000)	(77,300,000)	(149,100,000)	(146,700,000)
Percentage if 2020 Notes Outstanding																					65.00%
Redemption Premium												$ 0									$ 1.065